Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.16269%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,497,820.12

Principal:
Principal Collections	$33,170,122.42
Prepayments in Full	$21,253,223.30
Liquidation Proceeds	$282,978.26
Recoveries	$2,719.21
Sub Total	$54,709,043.19
Collections	$59,206,863.31

Purchase Amounts:
Purchase Amounts Related to Principal	$451,317.89
Purchase Amounts Related to Interest	$2,119.08
Sub Total	$453,436.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,660,300.28

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,660,300.28
Servicing Fee	$1,278,342.84	$1,278,342.84	$0.00	$0.00	$58,381,957.44
Interest - Class A-1 Notes	$182,227.18	$182,227.18	$0.00	$0.00	$58,199,730.26
Interest - Class A-2a Notes	$686,954.33	$686,954.33	$0.00	$0.00	$57,512,775.93
Interest - Class A-2b Notes	$446,054.81	$446,054.81	$0.00	$0.00	$57,066,721.12
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$55,684,763.37
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$55,341,982.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,341,982.37
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$55,213,715.70
Second Priority Principal Payment	$4,050,203.36	$4,050,203.36	$0.00	$0.00	$51,163,512.34
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$51,074,035.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,074,035.67
Regular Principal Payment	$81,387,605.63	$51,074,035.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$59,660,300.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$4,050,203.36
Regular Principal Payment					$51,074,035.67
Total					$55,124,239.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$55,124,239.03	$197.47	$182,227.18	$0.65	$55,306,466.21	$198.12
Class A-2a Notes	$0.00	$0.00	$686,954.33	$2.16	$686,954.33	$2.16
Class A-2b Notes	$0.00	$0.00	$446,054.81	$1.98	$446,054.81	$1.98
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$55,124,239.03	$34.91	$3,257,718.41	$2.06	$58,381,957.44	$36.97

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$84,388,918.85	0.3023067	$29,264,679.82	0.1048350
Class A-2a Notes	$318,280,000.00	1.0000000	$318,280,000.00	1.0000000
Class A-2b Notes	$225,000,000.00	1.0000000	$225,000,000.00	1.0000000
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,384,088,918.85	0.8766437	$1,328,964,679.82	0.8417295

Pool Information
Weighted Average APR	3.465%	3.447%
Weighted Average Remaining Term	54.40	53.56
Number of Receivables Outstanding	59,907	58,382
Pool Balance	$1,534,011,404.84	$1,478,510,603.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,399,312,585.80	$1,348,458,715.49
Pool Factor	0.8877382	0.8556197

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$130,051,888.30
Targeted Overcollateralization Amount	$179,859,493.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$149,545,923.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		150	$343,159.18
(Recoveries)		3	$2,719.21
Net Loss for Current Collection Period			$340,439.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2663%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0120%
Second Prior Collection Period			0.0222%
Prior Collection Period			0.1206%
Current Collection Period			0.2712%
Four Month Average (Current and Prior Three Collection Periods)			0.1065%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		477	$549,685.22
(Cumulative Recoveries)			$5,135.66
Cumulative Net Loss for All Collection Periods			$544,549.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0315%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,152.38
Average Net Loss for Receivables that have experienced a Realized Loss			$1,141.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	325	$8,939,593.00
61-90 Days Delinquent	0.04%	25	$647,748.83
91-120 Days Delinquent	0.01%	4	$136,975.05
Over 120 Days Delinquent	0.00%	1	$12,738.92
Total Delinquent Receivables	0.66%	355	$9,737,055.80

Repossession Inventory:
Repossessed in the Current Collection Period		32	$967,650.10
Total Repossessed Inventory		47	$1,474,806.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0341%
Prior Collection Period			0.0417%
Current Collection Period			0.0514%
Three Month Average			0.0424%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0539%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer